UNEARNED REVENUES (Narrative) (Details) - USD ($)		12 Months Ended
	Mar. 10, 2014	Dec. 31, 2014	Dec. 31, 2013
Purchase Price of PL agreement		$ 35,000	$ 35,000
Purchase Price of PL agreement per unit		$ 3,500	$ 3,500
Unearned revenue		$ 35,000	$ 35,000
Proceeds from business transcation with MAV	$ 24,415	$ 24,056